Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Deferred tax assets and liabilities were recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Statement [Abstract]
Deferred tax assets (DTA)	€ 9,404	€ 9,907
Deferred tax liabilities (DTL)	€ 1,132	€ 725